                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 0

Form 13F Information Table Entry Total:          43

Form 13F Information Table Value Total      173,507
                                         (thousands)

List of Other Included Managers: None

           COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
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                                     TITLE OF               VALUE   SHRS OR                  INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER                 CLASS     CUSIP     [x$1000] PRN AMT SH/PRN PUT/CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT HLDG LTD PRT    COMMON   01855A101       630   18,400   SH                 SOLE              --   18,400  --
ALLTEL CORP                           COMMON   020039103    11,822  251,524   SH                 SOLE              --  251,524  --
AVERY DENNISON CORP                   COMMON   053611109       326    5,200   SH                 SOLE              --    5,200  --
BB & T CORP                           COMMON   054937107       625   16,200   SH                 SOLE              --   16,200  --
BROADWING INC                         COMMON   111620100        55   21,200   SH                 SOLE              --   21,200  --
CHEVRON CORPORATION                   COMMON   166764100     5,546   62,539   SH                 SOLE              --   62,539  --
CHUBB CORP                            COMMON   171232101       510    7,210   SH                 SOLE              --    7,210  --
CINCINNATI FINANCIAL CORP             COMMON   172062101    32,779  704,460   SH             SHARED-OTHER          --  704,460  --
CINERGY CORP                          COMMON   172474108     1,440   40,000   SH                 SOLE              --   40,000  --
COCA COLA COMPANY                     COMMON   191216100     1,765   31,518   SH                 SOLE              --   31,518  --
CONVERGYS CORP                        COMMON   212485106       351   18,000   SH                 SOLE              --   18,000  --
DUKE ENERGY CORP                      COMMON   264399106       747   24,030   SH                 SOLE              --   24,030  --
EXXON MOBIL CORPORATION               COMMON   30231G102    26,406  645,306   SH                 SOLE              --  645,306  --
FIFTH THIRD BANCORP                   COMMON   316773100     7,749  116,260   SH             SHARED-OTHER          --  116,260  --
FIRST MERIT CORPORATION               COMMON   337915102       356   12,900   SH                 SOLE              --   12,900  --
FORTUNE BRANDS INC                    COMMON   349631101     1,960   35,000   SH                 SOLE              --   35,000  --
GENERAL ELECTRIC CO                   COMMON   369604103       927   31,903   SH             SHARED-OTHER          --   31,903  --
GENUINE PARTS CO                      COMMON   372460105       328    9,400   SH                 SOLE              --    9,400  --
GUIDANT CORPORATION                   COMMON   401698105       302   10,000   SH                 SOLE              --   10,000  --
H J HEINZ COMPANY                     COMMON   423074103     1,184   28,800   SH                 SOLE              --   28,800  --
HILLENBRAND INDUSTRIES                COMMON   431573104       528    9,400   SH                 SOLE              --    9,400  --
HOUSEHOLD INTERNATIONAL               COMMON   441815107     4,647   93,500   SH                 SOLE              --   93,500  --
INTEL CORP                            COMMON   458140100       523   28,621   SH                 SOLE              --   28,621  --
JOHNSON & JOHNSON                     COMMON   478160104       810   15,500   SH                 SOLE              --   15,500  --
LINCOLN NATIONAL CORP                 COMMON   534187109       601   14,300   SH                 SOLE              --   14,300  --
MAGNA INTERNATIONAL INC               COMMON   559222401       940   13,647   SH                 SOLE              --   13,647  --
MEDTRONIC INC                         COMMON   585055106       908   21,200   SH                 SOLE              --   21,200  --
MERCK & COMPANY                       COMMON   589331107    13,025  257,200   SH                 SOLE              --  257,200  --
MICROSOFT CORP                        COMMON   594918104     1,011   18,485   SH                 SOLE              --   18,485  --
MOLEX INC CLASS A                     COMMON   608554200     4,595  167,500   SH                 SOLE              --  167,500  --
NATIONAL CITY CORPORATION             COMMON   635405103     3,050   91,740   SH                 SOLE              --   91,740  --
NORTHERN TRUST                        COMMON   665859104     1,762   40,000   SH                 SOLE              --   40,000  --
PNC FINANCIAL SERVICES GROUP          COMMON   693475105     2,431   46,500   SH                 SOLE              --   46,500  --
PFIZER INC                            COMMON   717081103       850   24,275   SH                 SOLE              --   24,275  --
PIEDMONT NATURAL GAS                  COMMON   720186105       292    7,902   SH                 SOLE              --    7,902  --
PROCTER & GAMBLE CORPORATION          COMMON   742718109     9,118  102,100   SH                 SOLE              --  102,100  --
SBC COMMUNICATIONS INC                COMMON   78387G103       294    9,626   SH                 SOLE              --    9,626  --
SKY FINANCIAL GROUP INC               COMMON   83080P103       351   16,600   SH                 SOLE              --   16,600  --
SYSCO CORP                            COMMON   871829107       476   17,500   SH                 SOLE              --   17,500  --
U S BANCORP                           COMMON   902973304     7,063  302,500   SH                 SOLE              --  302,500  --
UNITED PARCEL SERVICE - CL B          COMMON   911312106       973   15,750   SH                 SOLE              --   15,750  --
WELLS FARGO & CO                      COMMON   949746101     1,106   22,100   SH                 SOLE              --   22,100  --
WYETH                                 COMMON   983024100    22,346  436,450   SH                 SOLE              --  436,450  --
                                                           173,507